CONSOLIDATED STATEMENT OF OPERATIONS ₫ in Millions		12 Months Ended
		Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
Revenue from leasing activities		₫ 1,005,388	$ 42,126,372	₫ 166,525	₫ 89,400
Revenues (*)	[1]	28,712,051	1,203,052,500	14,965,591	16,028,182
Cost of leasing activities		(971,154)	(40,691,947)	(162,275)	(56,095)
Cost of sales		(41,938,825)	(1,757,262,425)	(27,232,496)	(25,283,958)
Gross loss		(13,226,774)	(554,209,925)	(12,266,905)	(9,255,776)
Operating expenses:
Research and development costs		(14,516,962)	(608,269,589)	(19,939,898)	(9,255,376)
Selling and distribution costs		(5,806,552)	(243,298,081)	(5,213,739)	(2,203,839)
Administrative expenses		(5,269,780)	(220,807,006)	(4,010,012)	(2,424,560)
Compensation expenses		(1,111,317)	(46,564,862)	(109,431)	(4,340,322)
Net other operating income/(expenses)		(521,774)	(21,862,650)	(716,379)	412,472
Operating loss		(40,453,159)	(1,695,012,113)	(42,256,364)	(27,067,401)
Finance income		83,853	3,513,492	88,060	446,139
Finance costs		(12,133,400)	(508,396,883)	(7,959,840)	(4,598,235)
Net gain/(loss) on financial instruments at fair value through profit or loss		(4,879,833)	(204,467,988)	1,226,012	(1,710,029)
Investment gain					956,588
Share of losses from equity investees					(36,786)
Loss before income tax expense		(57,382,539)	(2,404,363,492)	(48,902,132)	(32,009,724)
Tax expense		(89,132)	(3,734,685)	(946,738)	(209,237)
Net loss for the year		(57,471,671)	(2,408,098,177)	(49,848,870)	(32,218,961)
Net loss attributable to non-controlling interests		(74,807)	(3,134,459)	(65,075)	(35,234)
Net loss attributable to controlling interest		(57,396,864)	(2,404,963,718)	(49,783,795)	(32,183,727)
Vehicles
Revenues		26,226,366	1,098,900,779	12,391,500	13,898,621
Cost of sales, excluding leasing activities		(39,153,375)	(1,640,550,365)	(24,660,149)	(23,326,953)
Merchandise
Revenues		142,800	5,983,407	112,206	1,405,368
Cost of sales, excluding leasing activities		(155,959)	(6,534,778)	(151,353)	(1,398,339)
Spare parts and components
Revenues		882,146	36,962,457	2,072,628	538,216
Cost of sales, excluding leasing activities		(608,611)	(25,501,173)	(1,869,084)	(437,195)
Rendering of services
Revenues		455,351	19,079,485	222,732	96,577
Cost of sales, excluding leasing activities		₫ (1,049,726)	$ (43,984,162)	₫ (389,635)	₫ (65,376)

[1]	Including sales to related parties in 2021, 2022 and 2023 of VND516,546 million, VND2,378,858 million and VND19,716,922 million (USD826.1 million), respectively.